Financial income and expense - Summary of financial expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Detailed Information about Financial Expense [Abstract]
Interest expenses, Financial liabilities measured at AC		¥ 18,249	¥ 25,476	¥ 28,163
Interest expenses, Other		17,326	15,400	12,833
Foreign exchange loss, net	[1]	30,181	1,902	6,989
Other		35,418	29,683	17,781
Total		¥ 101,174	¥ 72,461	¥ 65,766

[1]	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.